SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7553	0.7755	0.8022
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1401	0.1456	0.1503
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1276	0.1278	0.1280
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7536	0.7795	0.7610
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1455	0.1530	0.1468
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1276	0.1277	0.1285